SUPPLEMENT TO THE FIDELITY CONNECTICUT MUNICIPAL FUNDS JANUARY 25,
1999 PROSPECTUS

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 3:

(small solid bullet) Investing normally in municipal money market securities, including a municipal money market fund managed by an affiliate of FMR.

The following information replaces similar information    for
Spartan(registered trademark) Connecticut Municipal Money Market Fund
f    ound under the heading "Principal Investment Strategies" in the
"Investment Summary" section on page 4:

(small solid bullet) Investing normally in municipal money market securities, including a municipal money market fund managed by an affiliate of FMR.

The following information replaces similar information for Connecticut Municipal Money Market Fund found under the heading "Principal
Investment Strategies" in the "Investment Details" section on page 11:

FMR normally invests the fund's assets in municipal money market securities, including a municipal money market fund managed by an affiliate of FMR.

The following information replaces similar information for Spartan Connecticut Municipal Money Market Fund found under the heading
"Principal Investment Strategies" in the "Investment Details" section on page 11:

FMR normally invests the fund's assets in municipal money market securities, including a municipal money market fund managed by an affiliate of FMR.

The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Investment Details" section on page 13:

MONEY MARKET SECURITIES are high-quality, short-term securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Municipal money market securities include variable rate demand notes, commercial paper, municipal notes and municipal money market funds.

SUPPLEMENT TO FIDELITY'S NEW JERSEY MUNICIPAL FUNDS JANUARY 25, 1999,
PROSPECTUS

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 3 for New Jersey Municipal Money Market Fund and
Spartan New Jersey Municipal Money Market Fund.

(small solid bullet) Investing normally in municipal money market securities, including a municipal money market fund managed by an affiliate of FMR.

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 11 for New Jersey Municipal Money Market Fund and
Spartan New Jersey Municipal Money Market Fund.

FMR normally invests the fund's assets in municipal money market securities, including a municipal money market fund managed by an affiliate of FMR.

The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Investment Details" section on page 13.

MONEY MARKET SECURITIES are high-quality, short-term securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Municipal money market securities include variable rate demand notes, commercial paper, municipal notes and municipal money market funds.

SUPPLEMENT TO THE SPARTAN(registered trademark) FLORIDA MUNICIPAL
FUNDS JANUARY 25, 1999 PROSPECTUS

The following information replaces the first bullet under the "Principal Investment Strategies" section for Spartan Florida
Municipal Money Market Fund on page 3.

(small solid bullet) Investing normally in municipal money market securities, including a municipal money market fund managed by an affiliate of FMR.

The following information replaces the first paragraph under the "Principal Investment Strategies" section for Spartan Florida
Municipal Money Market Fund on page 8.

FMR normally invests the fund's assets in municipal money market securities, including a municipal money market fund managed by an affiliate of FMR.

The following information replaces the first paragraph under the "Description of Principal Security Types" section on page 9.

MONEY MARKET SECURITIES are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Municipal money market securities include variable rate demand notes, commercial paper, municipal notes and municipal money market funds.